Equity - Schedule of Option Activity (Details) - Stock Options [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of Option Activity [Line Items]
Number of Options, balance | shares	5,627
Weighted-average exercise price, balance | $ / shares	$ 129.27
Number of Options, Granted | shares	6,111
Weighted-average exercise price, Granted | $ / shares	$ 9.33
Number of Options, Expired and forfeited | shares	(66)
Weighted-average exercise price, Expired and forfeited | $ / shares	$ 580.94
Number of Options, Outstanding balance | shares	11,672
Weighted-average exercise price, Outstanding balance | $ / shares	$ 67.21
Number of Options, Exercisable | shares	2,712
Weighted-average exercise price, Exercisable | $ / shares	$ 231.72